Schedule I—Condensed Financial Information of the Company (Details) - Schedule of statements of income and comprehensive income - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	¥ (11,318)	$ (1,641)	¥ (331)	¥ (4,204)
Selling expenses				281
Interest income	5	1	2	1,044
Others, net	17,495	2,536
Equity in earnings of subsidiaries and an affiliate	94,090	13,642	251,318	271,133
Net Income attributable to the Company’s shareholders	100,272	14,538	250,989	268,254
Foreign currency translation adjustments	3,728	541	(9,116)	9,639
Unrealized net gains on available-for-sale investments	(1,919)	(278)	6,252	23,811
Share of other comprehensive (loss) gain of affiliates	4,688	680	(1,281)	(3,016)
Comprehensive income attributable to the Company’s shareholders	¥ 106,769	$ 15,481	¥ 246,844	¥ 298,688